Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 19, 2014
Document and Entity Information:
Entity Registrant Name	MEDICAN ENTERPRISES, INC.
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Central Index Key	0000847015
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		42,585,852
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY